PFPC Inc.
                             760 Moore Road
                       King of Prussia, PA  19406
                             (610) 382-8532


RULE 497(j) LETTER

VIA EDGAR


May 3, 2005


SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Kelmoore Strategy(R) Variable Trust
     1933 Act Registration No. 333-88877
     1940 Act Registration No. 811-9625

To the Staff of the Commission:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, The Kelmoore Strategy(R) Variable
Trust (the "Trust") certifies that:

a.	the form of prospectus and statement of
additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b.	the text of the most recent post-effective
amendment to the Trust's registration statement was filed with the Commission via EDGAR on April
29, 2005.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/Justin Bartolucci

Justin Bartolucci
Regulatory Administrator